UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2007

Item 1:                             Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID–CAP VALUE FUND, INC. March 31, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 98.33%

Advertising Agency 5.27%
Interpublic Group of Cos. (The)*	21,487,421	$264,510
R.H. Donnelley Corp.*(b)	3,998,674	283,466
Total		547,976

Agriculture, Fishing & Ranching 1.07%
Monsanto Co.	2,026,360	111,369

Auto Parts: After Market 1.73%
Genuine Parts Co.	3,675,721	180,110

Beverage: Soft Drinks 1.55%
Coca-Cola Enterprises Inc.	7,965,050	161,292

Chemicals 3.26%
Chemtura Corp.	11,954,859	130,666
Eastman Chemical Co.	3,293,759	208,594
Total		339,260

Commercial Information Services 0.02%
Arbitron Inc.	49,300	2,315

Communications Technology 8.62%
ADC Telecommunications, Inc.*(b)	9,245,904	154,777
Avaya Inc.*	16,130,236	190,498
JDS Uniphase Corp.*	10,440,251	159,005
McAfee, Inc.*(b)	8,027,696	233,445
Tellabs, Inc.*	15,998,245	158,383
Total		896,108

Computer Services, Software & Systems 3.64%
Cadence Design Systems, Inc.*	9,981,679	210,214
Openwave Systems, Inc.*	3,545,781	28,898
Sybase, Inc.*(b)	5,500,603	139,056
Total		378,168

Consumer Products 2.64%
American Greetings Corp.	2,460,656	57,112
Snap-on Inc.	2,914,473	140,186
Tupperware Brands Corp.(b)	3,093,191	77,113
Total		274,411

Containers & Packaging: Paper & Plastic 1.05%
Pactiv Corp.*	3,238,608	$109,271

Diversified Manufacturing 1.99%
Ball Corp.	4,522,237	207,345

Drug & Grocery Store Chains 2.80%
Kroger Co. (The)	5,051,100	142,694
Safeway Inc.	4,046,248	148,254
Total		290,948

Drugs & Pharmaceuticals 4.98%
King Pharmaceuticals, Inc.*(b)	13,736,469	270,196
Mylan Laboratories, Inc.	11,716,971	247,697
Total		517,893

Energy: Miscellaneous 1.99%
GlobalSantaFe Corp.
(Cayman Islands)(a)	3,346,700	206,425

Fertilizers 2.44%
Mosaic Co. (The)*	7,947,661	211,884
Potash Corp. of Saskatchewan
Inc. (Canada)(a)	263,389	42,124
Total		254,008

Foods 0.71%
Smithfield Foods, Inc.*	2,476,018	74,157

Health & Personal Care 0.49%
HealthSouth Corp.*	2,430,740	51,070

Healthcare Management Services 0.97%
Aetna, Inc.	2,301,174	100,768

Household Furnishings 1.09%
Newell Rubbermaid, Inc.	3,635,378	113,024

Identification Control & Filter
Devices 1.65%
Hubbell, Inc., Class B(b)	3,549,399	171,223

See notes to Schedule of Investments

1

		Value
Investments	Shares	(000)
Insurance: Life 1.05%
Conseco, Inc.*	6,291,823	$108,849

Insurance: Multi-Line 1.46%
Genworth Financial, Inc., Class A	1,422,595	49,706
Safeco Corp.	1,537,846	102,159
Total		151,865

Insurance: Property-Casualty 4.89%
ACE Ltd. (Bermuda)(a)	1,685,600	96,180
Everest Re Group, Ltd. (Bermuda)(a)	548,391	52,739
PartnerRe Ltd. (Bermuda)(a)	2,662,538	182,490
XL Capital Ltd. Class A (Bermuda)(a)	2,533,246	177,226
Total		508,635

Machinery: Engines 0.99%
Cummins, Inc.	707,789	102,431

Machinery: Oil Well Equipment & Services 1.88%
Halliburton Co.	6,168,553	195,790

Medical & Dental Instruments & Supplies 1.14%
Bausch & Lomb, Inc.	2,312,112	118,288

Metal Fabricating 1.47%
Timken Co. (The)(b)	5,045,090	152,917

Miscellaneous: Equipment 1.05%
W.W. Grainger, Inc.	1,414,866	109,284

Oil: Crude Producers 2.60%
EOG Resources, Inc.	3,321,795	236,977
Range Resources Corp.	998,400	33,346
Total		270,323

Paper 2.75%
Bowater, Inc.(b)	5,547,571	132,143
MeadWestvaco Corp.	4,997,704	154,129
Total		286,272

Publishing: Miscellaneous 2.29%
R.R. Donnelley & Sons Co.	6,509,021	238,165

Radio & TV Broadcasters 1.76%
Clear Channel Communications, Inc.	5,225,000	$183,084

Real Estate Investment Trusts 0.98%
Host Hotels & Resorts Inc.	3,853,203	101,378

Restaurants 2.55%
Brinker Int’l., Inc.	4,375,720	143,086
OSI Restaurant Partners, Inc.	3,098,300	122,383
Total		265,469

Retail 4.46%
Federated Department Stores Inc.	2,408,282	108,493
Foot Locker, Inc.	5,704,303	134,336
OfficeMax, Inc.(b)	4,195,753	221,284
Total		464,113

Services: Commercial 3.31%
Allied Waste Industries, Inc.*	8,996,800	113,270
Sabre Holdings Corp., Class A(b)	7,052,319	230,963
Total		344,233

Utilities: Electrical 8.77%
Ameren Corp.	3,653,881	183,790
CMS Energy Corp.	10,589,558	188,494
NiSource Inc.	8,853,884	216,389
Northeast Utilities System	7,058,168	231,296
Puget Energy Inc.	3,570,400	91,688
Total		911,657

Utilities: Gas Distributors 0.42%
Southwest Gas Corp.	1,134,661	44,104

Utilities: Telecommunications 6.55%
CenturyTel, Inc.	2,477,169	111,943
EMBARQ Corp.	3,894,172	219,437
Level 3 Communications, Inc.*	5,174,635	31,565
Qwest Communications Int’l., Inc.*	35,377,215	318,041
Total		680,986

Total Common Stocks (cost $7,838,686,786)		10,224,984

See notes to Schedule of Investments

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID–CAP VALUE FUND, INC. March 31, 2007

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 2.00%

Repurchase Agreement

Repurchase Agreement dated 3/30/2007, 4.75% due 4/2/2007 with State Street Bank & Trust Co. collateralized by $ 109,245,000 of Federal Home Loan Bank at 4.50% and 4.625% due from 5/11/2007 to 10/24/2007 and $100,790,000 of Federal Home Loan Mortgage Corp. at 3.80% to 5.50% due from 6/28/2007 to 1/18/2008; value: $212,507,460; proceeds: $208,420,420

(cost $208,337,953)	$208,338	$208,338

Total Investments in Securities 100.33%
(cost $8,047,024,739)		10,433,322

Liabilities in Excess of
Other Assets (0.33%)		(34,841)
Net Assets 100.00%		$10,398,481

* Non-income producing security.

(a)  Foreign security traded in U.S. dollars.

(b)  Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).

See notes to Schedule of Investments

3

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company.  The Fund was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)     Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)     Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  FEDERAL TAX INFORMATION

As of March 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$8,056,607,603
Gross unrealized gain	2,512,177,570
Gross unrealized loss	(135,463,078)
Net unrealized security gain	$2,376,714,492

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4.  TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund had ownership of at least 5% of the oustanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended March 31, 2007:

Affiliated Issuer	Balance of Shares Held at 12/31/2006	Gross Additions	Gross Sales	Balance of Shares Held at 3/31/2007	Value at 3/31/2007	Net Realized Gain (Loss) 1/1/2007 to 3/31/2007(b)	Dividend Income 1/1/2007 to 3/31/2007(b)
ADC Telecommunications, Inc.	9,217,604	233,400	(205,100)	9,245,904	$154,776,433	$(649,150)	$—
American Greetings Corp.(a)	4,643,945	—	(2,183,289)	2,460,656	57,111,826	3,790,310	371,516
Ball Corp.(a)	5,430,451	—	(908,214)	4,522,237	207,344,566	6,827,204	—
Bowater, Inc.	5,586,911	236,600	(275,940)	5,547,571	132,143,141	(3,195,998)	1,084,514
Chemtura Corp.(a)	12,493,559	78,100	(616,800)	11,954,859	130,666,609	872,847	601,358
CMS Energy Corp.(a)	12,369,979	—	(1,780,421)	10,589,558	188,494,132	(6,667,204)	606,119
Hubbell, Inc., Class B	3,735,799	600	(187,000)	3,549,399	171,223,008	3,495,528	1,171,104
Interpublic Group of Cos. (The)(a)	22,899,221	677,000	(2,088,800)	21,487,421	264,510,153	868,046	—
King Pharmaceuticals, Inc.	13,402,169	543,400	(209,100)	13,736,469	270,196,345	1,600,984	—
McAfee, Inc.	7,514,296	669,400	(156,000)	8,027,696	233,445,400	—	—
Mylan Laboratories, Inc.(a)	11,212,771	950,500	(446,300)	11,716,971	247,696,767	2,804,591	—
Northeast Utilities System(a)	8,226,978	—	(1,168,810)	7,058,168	231,296,165	4,733,805	—
OfficeMax, Inc.	4,356,853	172,300	(333,400)	4,195,753	221,284,013	5,944,555	625,358
R.H. Donnelley Corp.	4,079,374	151,700	(232,400)	3,998,674	283,466,000	3,834,038	—
Sabre Holdings Corp. Class A	9,954,019	—	(2,901,700)	7,052,319	230,963,447	32,427,868	985,194
Snap-on Inc.(a)	3,223,173	6,900	(315,600)	2,914,473	140,186,151	4,808,185	798,275
Sybase, Inc.	6,012,903	53,200	(565,500)	5,500,603	139,055,244	6,514,680	—
Timken Co. (The)	5,036,890	39,200	(31,000)	5,045,090	152,916,678	290,437	812,174
Tupperware Brands Corp.	3,802,800	—	(709,609)	3,093,191	77,113,252	4,786,851	748,880
Total					$3,533,889,330	$73,087,577	$7,804,492

(a) No longer affiliated issuer as of March 31, 2007.

(b) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

5.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks.  The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold.  The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.  In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Item 2:                         Controls and Procedures.

(a)               Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)               There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                         Exhibits.

(i)                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule  30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2007